Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments at 31 December 2023 and 2022 are attributable to the following:

	31 December 2023		31 December 2022
	Assets	Liabilities	Assets	Liabilities
Held for trading	607,509	313,805	1,308,954	215,974
Derivatives used for hedge accounting	1,305,395	48,609	1,977,016	35,314
Total	1,912,904	362,414	3,285,970	251,288

	31 December 2023		31 December 2022
							Change in	Change in
							intrinsic value	intrinsic value
							of outstanding	of outstanding
	Notional		Notional				hedging	hedging
	value		value				instruments	instruments
	in original		in original			Hedge	since 1 January	since 1 January
Currency	currency	Fair value	currency	Fair value	Maturity date	ratio	2023	2022
Participating cross currency swap contracts
EUR Contracts	167,000	259,289	233,600	334,517	October 2025	01:01	(4,216)	(12,009)
EUR Contracts	38,057	24,514	50,711	88,338	April 2026	01:01	(192)	(288)
USD Contracts	124,186	566,902	165,478	924,346	April 2026	01:01	(672)	16,578
Cross currency swap contracts
RMB Contracts	81,162	309,793	108,148	423,372	April 2026	01:01	132,184	121,601

Interest rate swap contracts
USD Contracts	90,135	96,288	120,105	171,129	April 2026	01:01	-	-
Derivatives used for hedge accounting		1,256,786		1,941,702

	31 December 2023			31 December 2022
	Notional			Notional
	value in			value in
	original	Fair		original
Currency	currency	value	Maturity	currency	Fair value	Maturity
Cross currency swap contracts
USD Contracts	8,000	185,107	November 2025	18,858	400,871	March 2023 - November 2025
RMB Contracts	19,425	71,036	April 2026	25,883	94,715	April 2026
Currency forward contracts
USD Contracts	334,900	(123,348)	March 2024	377,435	12,643	January 2022 - March 2022
EUR Contracts	10,000	(19,906)	January 2024	26,900	47,288	February 2023 - April 2023
FX swap contracts
USD Contracts	353,972	(148,612)	February 2024	357,451	(6,558)	January 2023
RMB Contracts	-	-	-	148,422	3,071	January 2023
Participating cross currency swap contracts
USD Contracts	18,000	72,504	November 2025	27,000	123,664	November 2025
EUR Contracts	40,060	251,073	April 2026	53,380	418,589	April 2026
Interest rate swap contracts
USD Contracts	64,655	23,711	April 2026	53,380	(1,303)	April 2026
TL Contracts	600,000	(17,861)	October 2026	-	-	-
Derivatives held for trading		293,704			1,092,980

Summary of Fair Value of Financial Assets and Financial Liabilities

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts	Level 2	Pricing models based on discounted cash present value of the estimated future cash flows based on observable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date

In the valuation of participating cross currency swap contracts, the Group uses bid prices in the bid- ask price range that were considered the most appropriate instead of mid prices. Using bid prices instead of mid ranges, has no impact on carried values as of 31 December 2023. (31 December 2022: TL 15,892 lower)

Interest rate risk and currency risk [member]
Statement [LineItems]
Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
31 December 2023	increase	decrease	increase	decrease
Participating cross currency swap contracts	(51,444)	12,874	555,829	572,421
Cross currency swap contracts	138,039	129,023	(7,670)	(8,685)
Cash Flow sensitivity (net)	86,595	141,897	548,159	563,736

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
31 December 2022	increase	decrease	increase	decrease
Participating cross currency swap contracts	(61,841)	(41,299)	1,245,373	1,297,102
Cross currency swap contracts	106,742	389,418	389,587	339,632
Cash Flow sensitivity (net)	44,701	348,119	1,639,960	1,636,734

Participating cross currency swap contracts [member]
Statement [LineItems]
Summary of Fair Value of Derivative Financial Instruments

Movements in the participating cross currency swap contracts for the years ended 31 December 2023 and 2022 are stated below, and participating cross currency swap contracts are transferred to level 2 from Level 3 as of 31 December 2023.

	31 December	31 December
	2023	2022
Opening balance	1,889,454	2,839,699
Cash flow effect	(2,206,436)	(2,203,493)
Total gain/loss:
Gains recognized in profit or loss	2,275,339	2,362,553
Inflation adjustments	(784,075)	(1,109,305)
Transferred to Level 2	(1,174,282)	-
Closing balance	-	1,889,454